MARKETABLE SECURITIES (Schedue of Amortized Cost, Unrealized Gains and Losses) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Amortized cost	$ 10,637
Gross unrealized losses	(10)
Gross unrealized gains
Fair value	10,637
Government debentures [Member]
Amortized cost	8,004
Gross unrealized losses	(3)
Gross unrealized gains
Fair value	8,001
Corporate debentures [Member]
Amortized cost	2,633
Gross unrealized losses	(7)
Gross unrealized gains
Fair value	$ 2,626